Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2021
Significant Accounting Policies
Foreign Currencies

Foreign currencies

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities are translated using the period end exchange rates. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive loss.

Royalties and Royalty Options

Royalties and royalty options

All direct costs related to the acquisition of royalties and royalty options are capitalized on a property-by-property basis. The Company assesses the carrying costs for impairment when indicators of impairment exist. Project evaluation costs that are not related to a specific agreement are expensed in the period incurred.

Income Taxes

Income taxes

Income tax expense represents the sum of tax currently payable and deferred tax. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of each reporting period. Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

●	where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

●	where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of each reporting period. Deferred income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of comprehensive loss.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Financial Instruments

Financial Instruments

Financial instruments are recognized in the consolidated statements of financial position on the trade date, being the date in which the Company becomes a party to the contractual provisions of the financial instrument. The Company’s financial instruments consist of cash and cash equivalents, restricted cash, short-term investments, accounts payable and accrued liabilities and government loan payable. All financial instruments are initially recorded at fair value and designated as follows:

Cash and cash equivalents and restricted cash are classified as financial assets at amortized cost. Accounts payable and accrued liabilities and government loan payable are classified as financial liabilities at amortized cost. Both financial assets at amortized cost and financial liabilities at amortized cost are subsequently measured using the effective interest method.

Investments in ordinary shares are held for strategic purposes and not for trading. The Company classified these investments as fair value through other comprehensive income (“FVTOCI”). Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of other comprehensive income. Cumulative gains and losses are not subsequently reclassified to profit or loss. Transaction costs on initial recognition of financial instruments classified as FVTOCI are recognized in other comprehensive income as part of a change in fair value at the next remeasurement.

Financial assets are derecognized when the contractual rights to the cash flows from the asset expire. Financial liabilities are derecognized only when the Company’s obligations are discharged, cancelled or otherwise expire. On derecognition, the difference between the carrying amount (measured at the date or derecognition) and the consideration received (including any new asset obtained less any new liability obtained) is recognized in profit or loss.

Impairment of Non-financial Assets

Impairment of non-financial assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists or when annual impairment testing for an asset is required, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the assets belong.

Recoverable amount is the higher of an asset’s (or cash-generating unit’s) fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statements of comprehensive loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount, net of depreciation, that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.

Leases

Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has elected not to recognize right of use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with short-term leases are recognized as expenses on a straight-line basis over the lease term.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents comprise of cash on deposit with banks and highly liquid short-term interest-bearing investments with a term to maturity at the date of purchase of 90 days or less which are subject to an insignificant risk of change in value.

Restricted Cash	Restricted cash Restricted cash includes cash and cash equivalents that have been pledged for credit facilities which are not available for immediate disbursement.
Inventories

Inventories

Inventories are measured at the lower of cost and net realizable value. Cost of purchased inventory is determined by the weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

Related Party Transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Net Loss Per Share

Net loss per share

Basic net loss per share includes no potential dilution and is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. The basic and diluted net loss per share are the same as there are no instruments that have a dilutive effect on earnings.

Significant Accounting Judgments and Estimates

Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, income and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

Information about significant sources of estimation uncertainty and judgments made by management in preparing the consolidated financial statements are described below.

●	The Company estimates the attributable reserve and resource relating to the mineral properties underlying the royalties that are held by the Company. Reserves and Resources are estimates of the amount of minerals that can be economically and legally extracted from the mining properties at which the Company has royalty interests, adjusted where applicable to reflect the Company’s percentage entitlement to minerals produced from such mines. The public disclosures of Reserves and Resources that are released by the operators of the interests involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including commodity prices and production costs. The estimates of Reserves and Resources may change based on additional knowledge gained subsequent to the initial assessment. Changes in the Reserve or Resource estimates may impact the carrying value of the Company’s royalty interests.

●	The Company’s business is the acquisition of royalties. Each royalty has its own unique terms and judgement is required to assess the appropriate accounting treatment. The determination of whether an acquisition should be accounted for as a royalty or a financial instrument requires the consideration of factors such as the terms of the agreement and the applicability of the own use exemption under IFRS 9 Financial Instruments. The assessment of whether an acquisition meets the definition of a business or whether assets are acquired is another area of key judgement. If deemed to be a business combination, applying the acquisition method to business combinations requires each identifiable asset and liability to be measured at its acquisition date fair value. The excess, if any, of the fair value of the consideration over the fair value of the net identifiable assets acquired is recognized as goodwill. The determination of the acquisition date fair values often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of royalty generally require a high degree of judgement, and include estimates of mineral reserves and resources acquired, future metal prices, discount rates and conversion of reserves and resources. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities.

●	The assessment of impairment of royalty and other interests requires the use of judgments, assumptions and estimates when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment test as well as in the assessment of fair values. When assessing whether there are indicators of impairment, management uses its judgment in evaluating the indicators such as significant changes in future commodity prices, discount rates, foreign exchange rates, taxes, operator reserve and resource estimates or other relevant information received from the operators that indicates production from royalty interests will not likely occur or may be significantly reduced in the future. In addition, the Company may use other approaches in determining fair value which may include estimates related to (i) dollar value per unit of mineral reserve/resource; (ii) cash-flow multiples; (iii) comparable transactions and (iv) market capitalization of comparable companies. Changes in any of the estimates used in determining the fair value of the royalty and other interests could impact the impairment analysis.